Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,825,005	$ 3,814,910
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,825,005	$ 3,814,910